Leases - Operating Lease Liability Maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Leases
2022	$ 1,242
2023	674
2024	599
2025	138
2026	12
Total future minimum lease payments	2,665
Less imputed interest	(223)
Total	2,442
Accrued expenses and other liabilities	1,120	$ 1,353
Operating lease liabilities	1,322	$ 1,128
Total	$ 2,442